UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-10467

                        CAUSEWAY CAPITAL MANAGEMENT TRUST
               (Exact name of registrant as specified in charter)

                                    --------


                    11111 Santa Monica Boulevard, Suite 1500
                              Los Angeles, CA 90025
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-947-7000

                      DATE OF FISCAL YEAR END: SEPTEMBER 30

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.



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                                [GRAPHIC OMITTED]
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                              [LOGO] CAUSEWAY FUNDS


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                                  ANNUAL REPORT
--------------------------------------------------------------------------------


                                    CAUSEWAY
                                    EMERGING
                                  MARKETS FUND
                               SEPTEMBER 30, 2007


--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]


                TABLE OF CONTENTS

                Letter to Shareholders                           2

                Schedule of Investments                          6

                Sector Diversification                          13

                Statement of Assets and Liabilities             14

                Statement of Operations                         15

                Statement of Changes in Net Assets              16

                Financial Highlights                            17

                Notes to Financial Statements                   18

                Report of Independent Registered
                  Public Accounting Firm                        24

                Notice to Shareholders                          25

                Trustees and Officer Information                26

                Disclosure of Fund Expenses                     29

LETTER TO SHAREHOLDERS

For the partial fiscal period ended September 30, 2007 (from inception on March 30, 2007), the Causeway Emerging Markets Fund Institutional Class returned 32.60% and Investor Class returned 32.90% compared to the MSCI Emerging Markets Index (the "EM Index") return of 32.44%. At fiscal period-end, the Fund had net assets of $26.90 million including a cash position of 0.20%.

PERFORMANCE REVIEW

From October 2006 through June 2007, international markets proceeded through a historically tranquil period. Equity markets charged ahead, credit spreads (measured between US Treasuries and emerging market debt and high yield corporate debt) shrunk to unprecedented levels, and earnings momentum became the most powerful driver of the performance of individual equities. Suddenly during July and August, widespread concern over the US subprime mortgage market forced investors to reassess risk. As short-term credit spreads widened, fears of negative economic ramifications overshadowed global equity markets. In response to the unfolding crisis, monetary accommodation by several central banks provided uplift to investor sentiment. Ironically, credit concerns--and the resulting central bank panacea--may have led to acceleration in an already rapid rate of global money growth. At September's close, the existing wave of global liquidity pushed equity markets higher, producing the most volatile quarter since the market lows of 2002-2003.

In outperforming the EM Index from March 30 through September 2007, the Fund benefited from our quantitative investment process, where we combine bottom-up and top-down quantitative factors to select securities. The Fund's exposure to bottom-up factors contributed positively to relative performance. In fact, all of the bottom-up factors (valuation, earnings growth, and earnings momentum) contributed positively to performance. Of these, earnings momentum was the most significant.

Our top-down factors, which currently have a smaller weight in our model, detracted somewhat from performance relative to the benchmark EM Index. Of these, only the country macroeconomic model contributed positively to relative return. Our top-down country and sector factors, which include both valuation and earnings momentum factors, were negative relative to the Index over the period.

With respect to returns by sector, our holdings in the materials, telecommunications, and industrials sectors contributed to relative performance, while holdings in the financials and energy sectors detracted during the period. At the country level, our holdings in South Korea, Brazil, and Russia helped relative performance, while our holdings in China, Turkey and Israel hurt. At the stock level, the largest contributors to performance compared to the benchmark over the period were overweight positions in general trading firm Hyosung (South Korea), petrochemicals firm Honam Petrochemical (South Korea), Korean Air Lines, and Brasil Telecom. The largest detractors to relative performance were an underweight position in mining company Companhia Vale do Rio Doce (Brazil), an overweight holding in finance company Woori Finance (South Korea), an underweight position in mobile phone operator China Mobile, and an overweight position in semiconductor company United Microelectronics (Taiwan).


--------------------------------------------------------------------------------
2                         CAUSEWAY EMERGING MARKETS FUND

Most major emerging market currencies (including the Chinese renminbi, South Korean won, and Brazilian real) appreciated relative to the US dollar in the twelve months ended September 30, 2007, thus amplifying emerging market returns for dollar-based investors. Overall, however, the Fund's relative performance was hurt by currency movements in the fiscal period, with most of the negative relative return due to an underweight exposure to the Indian rupee. In general, however, currency movements are not expected to be large contributors to the Fund's relative returns over the long term.

SIGNIFICANT PORTFOLIO CHANGES

As a result of our quantitative investment process, the Fund's exposure to several sectors and countries changed since inception. The weightings in the information technology, health care, and telecommunications sectors increased, while those in the utilities and consumer staples sectors decreased. At the country level, the Fund's weightings in Israel, Indonesia, and South Korea increased while weightings in South Africa, Mexico, and Chile decreased. Significant purchases of companies since inception included mining holding company Bradespar (Brazil), energy company Reliance Industries (India), Bank Leumi (Israel), mining company International Nickel Indonesia, and shipbuilder Hyundai Heavy Industries (South Korea). Significant sales included Standard Bank Group (South Africa), Norilsk Nickel Mining & Metallurgical Company (Russia), energy company Grupa Lotos (Poland), Korea Electric Power, and electrical equipment manufacturer Walsin Lihwa (Taiwan).

INVESTMENT OUTLOOK

Despite central bank support, credit markets have not yet fully recovered from their seizure in July and August. Credit interest spreads remain high in the commercial paper and mortgage markets. Momentum investors have stampeded into materials, capital goods, and industrials in the past year, preferring beneficiaries of growth in China and the other major developing countries. This has resulted in the divergence between the performance of emerging equity markets and the Group of Seven (or G7) highest developed markets to widen further. Through September 30, the EM Index has risen approximately 34% year-to-date, compared to 12% for the MSCI World(SM) Index and 14% for the MSCI EAFE(R) Index. We believe the bull market that began in 2003 has entered its final stage, with greater risks and price volatility. Consistent with late-cycle market behavior, investors are willing to pay for growth, which is why they have flocked to the emerging markets, where such countries as China and India enjoy gross-domestic-product growth that is two-to-three times greater than developed markets. Undoubtedly, these countries are levered to the global economic cycle and their markets will suffer if the developed economies to which they export experience hard landings. The recent actions of the US Federal Reserve Bank, however, to decrease its target Federal Funds rate by 50 basis points (on September 18, 2007) and 25 basis points (on October 31, 2007) should mitigate the effects of a slowdown.


--------------------------------------------------------------------------------
                        CAUSEWAY EMERGING MARKETS FUND                         3

We have a global investment outlook and our investment approach seeks to add value relative to benchmark index returns regardless of whether a significant economic slowdown occurs. By combining value and growth factors, we select companies that are cheaper than average, yet retain higher than average growth rates. Also, we look at valuation on a country-relative basis, as we realize that there will be certain countries such as China and India which trade at higher than average multiples due to their significant macroeconomic growth rates. We also limit our exposure relative to the benchmark in any single country or sector, which we believe is an effective risk management tool that limits the extent to which any single exposure can detract from relative performance.

We believe the most important attribute in successfully investing in the emerging markets is discipline, and that our quantitative approach employs such discipline in its systematic use of both value and growth factors. We thank you for your continued confidence in Causeway Emerging Markets Fund and look forward to serving you in the future.

/s/ Arjun Jayaraman                          /s/ MacDuff Kuhnert
Arjun Jayaraman                              MacDuff Kuhnert
Portfolio Manager                            Portfolio Manager

November 1, 2007

THE ABOVE COMMENTARY EXPRESSES THE ADVISER'S VIEWS AS OF THE DATE SHOWN AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE. THESE VIEWS ARE SUBJECT TO CHANGE. THERE IS NO GUARANTEE THAT ANY FORECASTS MADE WILL COME TO PASS.


--------------------------------------------------------------------------------
4                         CAUSEWAY EMERGING MARKETS FUND

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN CAUSEWAY EMERGING MARKETS FUND, INSTITUTIONAL CLASS SHARES AND INVESTOR CLASS SHARES VERSUS THE MSCI EMERGING MARKETS INDEX

[LINE GRAPH OMITTED]
PLOT POINTS ARE AS FOLLOWS:

              Causeway Emerging      Causeway Emerging
                 Markets Fund,          Markets Fund,         MSCI Emerging
              Institutional Class      Investor Class         Markets Index
3/30/07           $10,000                 $10,000               $10,000
3/07                9,970                   9,970                10,051
4/07               10,530                  10,540                10,518
5/07               11,120                  11,140                11,042
6/07               11,450                  11,480                11,564
7/07               12,040                  12,070                12,180
8/07               12,060                  12,080                11,926
9/30/07            13,260                  13,290                13,243

                                              ----------------------------------
                                                                      Cumulative
                                                                       Inception
                                                                         to Date
                                              ----------------------------------
                                              Institutional Class         32.60%
                                              ----------------------------------
                                              Investor Class              32.90%
                                              ----------------------------------
                                              MSCI Emerging
                                              Markets Index               32.44%
                                              ----------------------------------

The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. The inception date of the Causeway Emerging Markets Fund is March 30, 2007.

THE PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. INVESTMENT PERFORMANCE REFLECTS FEE WAIVERS IN EFFECT. IN THE ABSENCE OF SUCH FEE WAIVERS, TOTAL RETURN WOULD BE REDUCED. TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AT NET ASSET VALUE WHEN PAID. INVESTOR CLASS SHARES HAVE A SHAREHOLDER SERVICE FEE OF UP TO 0.25% PER ANNUM OF AVERAGE DAILY NET ASSETS. INSTITUTIONAL CLASS SHARES HAVE NO SHAREHOLDER SERVICE FEE. FOR MORE INFORMATION, PLEASE SEE THE PROSPECTUS.

THE MSCI EMERGING MARKETS INDEX IS A FREE FLOAT-ADJUSTED MARKET CAPITALIZATION INDEX THAT IS DESIGNED TO MEASURE EQUITY MARKET PERFORMANCE IN THE GLOBAL EMERGING MARKETS. THE INDEX DOES NOT REFLECT THE PAYMENT OF TRANSACTION COSTS, FEES AND EXPENSES ASSOCIATED WITH AN INVESTMENT IN THE FUND. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THERE ARE SPECIAL RISKS IN FOREIGN INVESTING (PLEASE SEE NOTE 5 IN THE NOTES TO FINANCIAL STATEMENTS).


--------------------------------------------------------------------------------
                        CAUSEWAY EMERGING MARKETS FUND                         5

SCHEDULE OF INVESTMENTS (000)*
SEPTEMBER 30, 2007

CAUSEWAY EMERGING MARKETS FUND                                       NUMBER OF SHARES      VALUE
-------------------------------------------------------------------------------------------------
COMMON STOCK
ARGENTINA -- 0.3%
   Tenaris SA ADR                                                               1,500    $    79
                                                                                         --------
BRAZIL -- 6.2%
   Banco do Brasil SA                                                           5,300         89
   Brasil Telecom SA ADR                                                        4,800        136
   Cia de Saneamento Basico do Estado de Sao Paulo ADR                          7,800        385
   Cia Vale do Rio Doce ADR                                                    11,200        380
   Petroleo Brasileiro SA ADR                                                   7,500        566
   Tele Norte Leste Participacoes ADR                                           5,400        121
                                                                                         --------
                                                                                           1,677
                                                                                         --------
CHINA -- 17.3%
   Chaoda Modern Agriculture 1                                                 46,000         37
   China Construction Bank Corp., Class H 1                                   853,000        776
   China Everbright Ltd. 1,2                                                   18,000         64
   China International Marine Containers Co. Ltd., Class B 1                   15,120         32
   China Life Insurance Co. Ltd. ADR                                              600         52
   China Mengniu Dairy Co. Ltd. 1                                              36,000        156
   China Mobile Ltd. ADR                                                        5,600        459
   China Petroleum & Chemical Corp. ADR                                         4,900        603
   China Shipping Container Lines Co. Ltd., Class H 1                         266,600        206
   China Telecom Corp. Ltd. ADR                                                 4,800        367
   China Unicom Ltd. ADR                                                       15,400        321
   Chongqing Iron & Steel Co. Ltd., Class H 1                                 344,000        227
   Citic Pacific Ltd. 1                                                        78,000        496
   Harbin Power Equipment, Class H 1                                           32,000         80
   Inner Mongolia Eerduosi, Class B                                            41,200         52
   Lenovo Group Ltd. 1                                                         70,000         53
   Semiconductor Manufacturing International Corp. ADR 2                       25,400        152
   Shanghai Highly Group Co., Class B                                          71,000         78

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
6                         CAUSEWAY EMERGING MARKETS FUND

SEPTEMBER 30, 2007

CAUSEWAY EMERGING MARKETS FUND                                       NUMBER OF SHARES      VALUE
-------------------------------------------------------------------------------------------------
CHINA -- (CONTINUED)
   Shanghai Jinjiang International, Class B                                    31,400    $    57
   Shanghai Mechanical and Electrical Industry Ltd. GDR, Class B 1             18,800         47
   Shenzhen Investment Ltd. 1                                                 226,000        201
   Weiqiao Textile Co. Ltd., Class H 1                                         71,000        133
                                                                                         --------
                                                                                           4,649
                                                                                         --------
CZECH REPUBLIC -- 0.7%
   Unipetrol 1,2                                                               11,839        187
                                                                                         --------
INDIA -- 0.8%
   Larsen & Toubro Ltd. 1                                                       2,911        206
                                                                                         --------
INDONESIA -- 2.6%
   Aneka Tambang Tbk PT 1                                                     407,500        123
   Bumi Resources Tbk PT 1                                                    144,000         56
   International Nickel Indonesia Tbk PT 1                                     75,000        521
                                                                                         --------
                                                                                             700
                                                                                         --------
ISRAEL -- 3.9%
   Bank Leumi Le Israel BM 1                                                  122,483        544
   Mizrahi Tefahot Bank Ltd. 1                                                 12,505         94
   Teva Pharmaceutical Industries Ltd. ADR                                      9,400        418
                                                                                         --------
                                                                                           1,056
                                                                                         --------
MALAYSIA -- 1.7%
   Affin Holdings Bhd 1                                                       130,700         96
   Bumiputra Commerce Holdings Bhd 1                                           13,400         42
   Golden Hope Plantations Bhd 1                                               49,200        123
   IOI Corp. Bhd 1                                                            113,380        201
                                                                                         --------
                                                                                             462
                                                                                         --------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                        CAUSEWAY EMERGING MARKETS FUND                         7

SEPTEMBER 30, 2007

CAUSEWAY EMERGING MARKETS FUND                                       NUMBER OF SHARES      VALUE
-------------------------------------------------------------------------------------------------
MEXICO -- 3.2%
   Alfa SAB de CV, Class A                                                     24,800    $   168
   America Movil SAB de CV ADR, Class L                                         3,100        198
   Grupo Mexico SAB de CV, Class B                                             66,600        478
   TV Azteca SA de CV                                                          35,500         20
                                                                                         --------
                                                                                             864
                                                                                         --------
POLAND -- 3.1%
   Grupa Lotos SA 1                                                             9,796        167
   KGHM Polska Miedz SA 1                                                       7,044        330
   Polski Koncern Naftowy Orlen SA 1,2                                         15,318        323
                                                                                         --------
                                                                                             820
                                                                                         --------
RUSSIA -- 9.0%
   Evraz Group SA GDR 1                                                         5,600        354
   LUKOIL ADR                                                                   2,600        217
   MMC Norilsk Nickel 1                                                         1,093        279
   MMC Norilsk Nickel ADR                                                         700        191
   Mobile Telesystems ADR                                                       7,600        527
   OAO Gazprom 1                                                               36,629        403
   OAO Gazprom ADR 1                                                            2,800        123
   OAO NovaTek GDR 1                                                              900         47
   Severstal GDR 1                                                              1,687         35
   Vimpel Communications ADR                                                    9,000        243
                                                                                         --------
                                                                                           2,419
                                                                                         --------
SOUTH AFRICA -- 5.8%
   ABSA Group Ltd. 1                                                            7,241        132
   Massmart Holdings Ltd. 1                                                     6,687         81

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
8                         CAUSEWAY EMERGING MARKETS FUND

SEPTEMBER 30, 2007

CAUSEWAY EMERGING MARKETS FUND                                       NUMBER OF SHARES      VALUE
-------------------------------------------------------------------------------------------------
SOUTH AFRICA -- (CONTINUED)
   Metropolitan Holdings Ltd. 1                                                83,949    $   186
   Murray & Roberts Holdings Ltd. 1                                             3,481         45
   Remgro Ltd. 1                                                               16,645        424
   Sanlam Ltd. 1                                                              154,071        501
   Standard Bank Group Ltd. 1                                                   9,439        137
   Telkom SA Ltd. 1                                                             1,772         45
                                                                                         --------
                                                                                           1,551
                                                                                         --------
SOUTH KOREA -- 16.3%
   Hana Financial Group Inc. 1                                                  5,780        272
   Honam Petrochemical Corp. 1                                                  1,629        268
   Hyosung Corp. 1                                                              1,890        143
   Hyundai Heavy Industries 1                                                   1,382        636
   Industrial Bank of Korea 1                                                  18,610        401
   Kolon Industries 1                                                           7,560        324
   Korea Exchange Bank 1                                                       12,560        203
   Korea Investment Holdings Co. Ltd. 1                                           721         47
   Korea Kumho Petrochemical 1                                                    580         44
   Korean Air Lines Co. Ltd. 1                                                  4,700        317
   KT Corp. 1                                                                     220         11
   KT Corp. ADR                                                                 4,400        110
   LG Electronics Inc. 1                                                        3,534        329
   LG Petrochemical Co. Ltd. 1                                                  1,420         70
   POSCO ADR                                                                    1,800        322
   Samsung Electronics Co. Ltd. 1                                                 589        369
   Samsung SDI Co. Ltd. 1                                                         921         62
   SK Holdings Co. Ltd. 1                                                         377         80
   Woori Finance Holdings Co. Ltd. 1                                           16,870        383
                                                                                         --------
                                                                                           4,391
                                                                                         --------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                        CAUSEWAY EMERGING MARKETS FUND                         9

SEPTEMBER 30, 2007

CAUSEWAY EMERGING MARKETS FUND                                       NUMBER OF SHARES      VALUE
-------------------------------------------------------------------------------------------------
TAIWAN -- 12.0%
   China Development Financial Holding Corp. 1                                515,000    $   208
   Chunghwa Picture Tubes Ltd. 1,2                                            378,000        108
   Compal Electronics Inc. 1                                                  280,395        318
   Great Wall Enterprise Co. 1                                                 70,329        105
   HannStar Display Corp. 1,2                                               1,486,000        428
   HON HAI Precision Industry Co. Ltd. 1                                        6,000         45
   Micro Star International Co. Ltd. 1                                        196,058        198
   Powerchip Semiconductor Corp. 1                                            500,000        248
   ProMOS Technologies Inc. 1                                                 619,000        189
   Systex Corp. 1                                                              71,000         94
   Taiwan Polypropylene 1                                                      83,000         75
   Unitech Printed Circuit Board Corp. 1                                      171,005        178
   United Microelectronics Corp. ADR                                          139,700        501
   Universal Scientific Industrial Co. Ltd. 1                                 217,445        151
   Walsin Lihwa Corp. 1                                                       378,000        187
   WPG Holdings Co. Ltd. 1                                                    138,535        185
                                                                                         --------
                                                                                           3,218
                                                                                         --------
THAILAND -- 1.7%
   Aromatics Thailand 1                                                        83,900        184
   Rayong Refinery 1                                                           79,600         59
   Thoresen Thai Agencies 1                                                   131,100        222
                                                                                         --------
                                                                                             465
                                                                                         --------
TURKEY -- 1.3%
   Dogan Sirketler Grubu Holdings 1,2                                          66,346        146
   Vestel Elektronik Sanayi 1,2                                                72,731        202
                                                                                         --------
                                                                                             348
                                                                                         --------
TOTAL COMMON STOCK
   (COST $20,135) -- 85.9%                                                                23,092
                                                                                         --------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
10                       CAUSEWAY EMERGING MARKETS FUND

SEPTEMBER 30, 2007

CAUSEWAY EMERGING MARKETS FUND                                       NUMBER OF SHARES      VALUE
-------------------------------------------------------------------------------------------------
PREFERRED STOCK
BRAZIL -- 5.4%
   Bradespar SA                                                                10,500    $   596
   Brasil Telecom SA                                                           11,700        111
   Centrais Eletricas Brasileiras SA                                            9,300        131
   Centrais Eletricas de Santa Catarina SA                                      3,700         80
   Contax Participacoes SA                                                     25,100         37
   Investimentos Itau SA                                                       32,890        227
   Telemar Norte Leste SA                                                       7,709        278
                                                                                         --------
TOTAL PREFERRED STOCK
   (COST $1,121) -- 5.4%                                                                   1,460
                                                                                         --------
STRUCTURED INSTRUMENTS
INDIA -- 5.3%
   Macquarie Bank Industrial Development
     Bank of India Ltd. participation notes 2                                  49,300        193
   Macquarie Bank Oil & Natural Gas Corp. Ltd.
     participation notes 2                                                      2,520         61
   Macquarie Bank Reliance Industries Ltd.
     participation notes 2                                                     14,791        855
   Macquarie Bank Steel Authority of India Ltd.
     participation notes 2                                                     61,812        322
                                                                                         --------
TOTAL STRUCTURED INSTRUMENTS
   (COST $958) -- 5.3%                                                                     1,431
                                                                                         --------
EXCHANGE TRADED FUNDS
UNITED STATES -- 2.9%
   iShares MSCI Emerging Markets Index Fund                                     3,300        493
   Vanguard Emerging Markets Fund                                               2,700        280
                                                                                         --------
TOTAL EXCHANGE TRADED FUNDS
   (COST $754) -- 2.9%                                                                       773
                                                                                         --------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                         CAUSEWAY EMERGING MARKETS FUND                       11

SCHEDULE OF INVESTMENTS (000)* (CONCLUDED)
SEPTEMBER 30, 2007

CAUSEWAY EMERGING MARKETS FUND                                       NUMBER OF SHARES      VALUE
-------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT
   Federated Prime Obligations Fund, 5.262%**                                  65,355    $    65
                                                                                         --------
TOTAL SHORT-TERM INVESTMENT
   (COST $65) -- 0.2%                                                                         65
                                                                                         --------
TOTAL INVESTMENTS
   (COST $23,033) -- 99.7%                                                                26,821
                                                                                         --------
OTHER ASSETS & LIABILITIES, NET -- 0.3%                                                       72
                                                                                         --------
NET ASSETS -- 100.0%                                                                     $26,893
                                                                                         ========

*   Except for share data.

** The rate shown represents the 7-day effective yield as of September 30, 2007.

ADR American Depositary Receipt
GDR Global Depositary Receipt

1   Securities are fair valued (see Note 2 in the Notes to Financial
    Statements).

2   Non-income producing security.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
12                       CAUSEWAY EMERGING MARKETS FUND

SECTOR DIVERSIFICATION

AS OF SEPTEMBER 30, 2007, THE SECTOR DIVERSIFICATION WAS AS FOLLOWS:

CAUSEWAY EMERGING                              COMMON   PREFERRED    STRUCTURED       EXCHANGE         % OF
MARKETS FUND                                    STOCK       STOCK   INSTRUMENTS   TRADED FUNDS   NET ASSETS
-----------------------------------------------------------------------------------------------------------
Financial                                        18.0%        3.1%          0.7%           0.0%        21.8%
Basic Materials                                  15.5         0.0           1.2            0.0         16.7
Energy                                            9.8         0.0           3.4            0.0         13.2
Technology                                       12.2         0.0           0.0            0.0         12.2
Industrial                                       11.2         0.1           0.0            0.0         11.3
Communications                                    9.5         1.4           0.0            0.0         10.9
Consumer Discretionary                            4.1         0.0           0.0            0.0          4.1
Consumer Staples                                  2.6         0.0           0.0            0.0          2.6
Utilities                                         1.4         0.8           0.0            0.0          2.2
Health Care                                       1.6         0.0           0.0            0.0          1.6
Other                                             0.0         0.0           0.0            2.9          2.9
                                                 ----         ---           ---            ---        -----
TOTAL                                            85.9%        5.4%          5.3%           2.9%        99.5%
                                                 ====         ===           ===            ===        =====
SHORT-TERM INVESTMENT                                                                                   0.2
EXCESS OF CASH AND RECEIVABLES OVER PAYABLES                                                            0.3
                                                                                                      -----
NET ASSETS                                                                                            100.0%
                                                                                                      =====

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                         CAUSEWAY EMERGING MARKETS FUND                       13

STATEMENT OF ASSETS AND LIABILITIES (000)*

                                                                                                   CAUSEWAY
                                                                                                   EMERGING
                                                                                               MARKETS FUND
                                                                                               ------------
                                                                                                    9/30/07
                                                                                               ------------
ASSETS:
   Investments at Market Value (Cost $23,033)                                                       $26,821
   Receivable for Fund Shares Sold                                                                      168
   Receivable for Foreign Currency                                                                      138
   Receivable for Dividends and Interest                                                                 43
   Receivable from Investment Adviser                                                                     1
                                                                                                    -------
      TOTAL ASSETS                                                                                   27,171
                                                                                                    -------
LIABILITIES:
   Payable for Investment Securities Purchased                                                          126
   Payable for Fund Shares Redeemed                                                                      32
   Payable for Foreign Taxes                                                                              7
   Payable for Shareholder Service Fees -- Investor Class                                                 1
   Payable due to Administrator                                                                           1
   Other Accrued Expenses                                                                               111
                                                                                                    -------
      TOTAL LIABILITIES                                                                                 278
                                                                                                    -------
      NET ASSETS                                                                                    $26,893
                                                                                                    =======
NET ASSETS:
   Paid-in-Capital (unlimited authorization -- no par value)                                       $ 22,610
   Undistributed Net Investment Income                                                                   99
   Accumulated Net Realized Gain on Investments                                                         402
   Accumulated Foreign Capital Gains Tax on Appreciated Securities                                       (7)
   Net Unrealized Appreciation on Investments                                                         3,788
   Net Unrealized Appreciation on Foreign Currencies and Translation of
      Other Assets and Liabilities Denominated in Foreign Currencies                                      1
                                                                                                   --------
      NET ASSETS                                                                                   $ 26,893
                                                                                                   ========
   NET ASSET VALUE (BASED ON NET ASSETS OF $22,375,983 / 1,687,624 SHARES)
      OFFERING AND REDEMPTION PRICE PER SHARE -- INSTITUTIONAL CLASS                               $  13.26
                                                                                                   ========
   NET ASSET VALUE (BASED ON NET ASSETS OF $4,516,874 / 339,983 SHARES)
      OFFERING AND REDEMPTION PRICE PER SHARE -- INVESTOR CLASS                                    $  13.29
                                                                                                   ========

*   Except for Net Asset Value data.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
14                       CAUSEWAY EMERGING MARKETS FUND

STATEMENT OF OPERATIONS (000)

                                                                                                   CAUSEWAY
                                                                                                   EMERGING
                                                                                               MARKETS FUND
                                                                                              -------------
                                                                                              3/30/07(1) to
                                                                                                    9/30/07
                                                                                              -------------
INVESTMENT INCOME:
   Dividend Income (net of foreign taxes withheld of $25)                                            $  203
   Interest Income                                                                                       24
                                                                                                     ------
   TOTAL INVESTMENT INCOME                                                                              227
                                                                                                     ------
EXPENSES:
   Investment Advisory Fees                                                                              82
   Administration Fees                                                                                    3
   Shareholder Service Fees -- Investor Class                                                             2
   Printing Fees                                                                                         50
   Custodian Fees                                                                                        45
   Professional Fees                                                                                     41
   Transfer Agent Fees                                                                                   28
   Registration Fees                                                                                      1
   Other Fees                                                                                            12
                                                                                                     ------
   TOTAL EXPENSES                                                                                       264
   LESS:
   Waiver of Investment Advisory Fees                                                                   (82)
   Reimbursement of Other Expenses                                                                      (70)
                                                                                                     ------
   NET EXPENSES                                                                                         112
                                                                                                     ------
   NET INVESTMENT INCOME                                                                                115
                                                                                                     ------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
   Net Realized Gain from Security Transactions                                                         412
   Net Realized Loss from Foreign Currency Transactions                                                 (26)
   Net Change in Unrealized Appreciation on Investments                                               3,788
   Net Change in Unrealized on Foreign Capital Gains Tax on Appreciated Securities                       (7)
   Net Change in Unrealized Appreciation on Foreign Currency and Translation of
      Other Assets and Liabilities Denominated in Foreign Currency                                        1
                                                                                                     ------
   NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                  4,168
                                                                                                     ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                 $4,283
                                                                                                     ======

(1) Commencement of operations.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                         CAUSEWAY EMERGING MARKETS FUND                       15

STATEMENT OF CHANGES IN NET ASSETS (000)

                                                                                                   CAUSEWAY
                                                                                                   EMERGING
                                                                                               MARKETS FUND
                                                                                              -------------
                                                                                              3/30/07(1) to
                                                                                                    9/30/07
                                                                                              -------------
OPERATIONS:
   Net Investment Income                                                                            $   115
   Net Realized Gain from Security Transactions                                                         412
   Net Realized Loss from Foreign Currency Transactions                                                 (26)
   Net Change in Unrealized Appreciation on Investments                                               3,788
   Net Change in Unrealized on Foreign Capital Gains Tax
      on Appreciated Securities                                                                          (7)
   Net Change in Unrealized Appreciation on Foreign Currency
      and Translation of Other Assets and Liabilities
      Denominated in Foreign Currency                                                                     1
                                                                                                    -------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                               4,283
                                                                                                    -------
   NET INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS(2)                             22,610
   Redemption Fees(3)                                                                                    --
                                                                                                    -------
   TOTAL INCREASE IN NET ASSETS                                                                      26,893
                                                                                                    -------
   NET ASSETS:
      Beginning of Period                                                                                --
      END OF PERIOD                                                                                 $26,893
                                                                                                    =======
      UNDISTRIBUTED NET INVESTMENT INCOME                                                           $    99
                                                                                                    =======

(1) Commencement of operations.

(2) See Note 7 in the Notes to Financial Statements.

(3) See Note 2 in the Notes to Financial Statements.

 Amounts designated as "--" are $0 or are rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
16                       CAUSEWAY EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS
FOR THE PERIOD FROM INCEPTION(1) THROUGH SEPTEMBER 30, 2007.
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

-------------------------------------------------------------------------------------------------------------------
                                                                    Net
                                                               Realized
                                                                    and                                Net
                                   Net Asset                 Unrealized                              Asset
                                      Value,           Net         Gain        Total                Value,
                                   Beginning    Investment           on         from  Redemption    End of    Total
                                   of Period        Income  Investments   Operations        Fees    Period   Return
-------------------------------------------------------------------------------------------------------------------
CAUSEWAY EMERGING MARKETS FUND+
INSTITUTIONAL CLASS
   2007                               $10.00         $0.08        $3.18        $3.26        $ --    $13.26   32.60%
INVESTOR CLASS
   2007                               $10.00         $0.06        $3.23        $3.29        $ --    $13.29   32.90%

------------------------------------------------------------------------------------------------
                                                               Ratio of
                                                               Expenses        Ratio
                                                  Ratio of   to Average       of Net
                                  Net Assets      Expenses          Net   Investment
                                      End of            to       Assets       Income   Portfolio
                                      Period   Average Net   (Excluding   to Average    Turnover
                                       (000)        Assets     Waivers)   Net Assets        Rate
------------------------------------------------------------------------------------------------
CAUSEWAY EMERGING MARKETS FUND+
INSTITUTIONAL CLASS
   2007                              $22,376         1.35%        3.24%        1.44%      76.61%
INVESTOR CLASS
   2007                              $ 4,517         1.58%        3.16%        1.02%      76.61%

(1) Commenced operations on March 30, 2007. All ratios are annualized. Total return and portfolio turnover rate are for the period indicated and have not been annualized.

+     Per share amounts calculated using average shares method.

Amounts designated as "--" are $0 or are rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                         CAUSEWAY EMERGING MARKETS FUND                       17

NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION

Causeway Emerging Markets Fund (the "Fund") is a series of Causeway Capital Management Trust (the "Trust"). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and is a Delaware statutory trust that was established on August 10, 2001. The Fund began operations on March 30, 2007. The Fund is authorized to offer two classes of shares, the Institutional Class and the Investor Class. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of the Fund. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies. The Trust has one additional series, the financial statements of which are presented separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION - Except as described below, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last reported sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the last reported bid price. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with fair value pricing procedures approved by the Fund's Board of Trustees (the "Board"). The Fund's fair value pricing procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value pricing procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When the Committee values a security in accordance with the fair value pricing procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.


--------------------------------------------------------------------------------
18                       CAUSEWAY EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


The Fund uses a third party vendor to fair value certain non-U.S. securities if there is a movement in the U.S. market that exceeds thresholds established by the Committee. The vendor provides a fair value for foreign securities based on factors and methodologies involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security.

CASH AND CASH EQUIVALENTS -- Investments in the Federated Prime Obligations Fund are valued daily at cost.

SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

FOREIGN CURRENCY TRANSLATION - The books and records of the Fund are maintained in U.S. dollars on the following basis:

(1) the market value of investment securities, assets and liabilities is converted at the current rate of exchange; and

(2) purchases and sales of investment securities, income and expenses are converted at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

FOREIGN CURRENCY EXCHANGE CONTRACTS - When the Fund purchases or sells foreign securities, it may enter into foreign currency exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transaction. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract's terms.

EXPENSES/CLASSES - Expenses that are directly related to one series of the Trust are charged directly to that series. Other operating expenses of the Trust are prorated to the series on the basis of relative daily net assets. Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class specific expenses are allocated to the respective classes on the basis of relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS - Dividends, from net investment income, if any, are declared and paid on an annual basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

REDEMPTION FEE - The Fund imposes a redemption fee of 2% on the original value of capital shares redeemed by shareholders less than 90 days after purchase. The redemption fee does not apply to


--------------------------------------------------------------------------------
                         CAUSEWAY EMERGING MARKETS FUND                       19

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


shares purchased through reinvested distributions, shares redeemed through designated systematic withdrawal plans, or omnibus account arrangements through financial intermediaries where the purchase and sale orders of a number of persons are aggregated before being communicated to the Fund. However, the Fund seeks agreements with these intermediaries to impose the Fund's redemption fee or a different redemption fee on their customers if feasible, or to impose other appropriate restrictions on excessive short-term trading. For the fiscal period ended September 30, 2007, the Institutional Class and Investor Class received $0 and $199 in redemption fees, respectively.

3. INVESTMENT ADVISORY, ADMINISTRATION, SHAREHOLDER SERVICE AND DISTRIBUTION AGREEMENTS

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the "Advisory Agreement") with Causeway Capital Management LLC (the "Adviser"). Under the Advisory Agreement, the Adviser is entitled to a monthly fee equal to an annual rate of 1.00% of the Fund's average daily net assets. The Adviser contractually agreed through September 30, 2008 to waive its fee and, to the extent necessary, reimburse the Fund to keep total annual operating expenses (excluding brokerage fees and commissions, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 1.35% and 1.60% of Institutional Class and Investor Class average daily net assets, respectively. For the fiscal period ended September 30, 2007, the Adviser waived $81,990 and reimbursed $70,433.

The Trust and SEI Investments Global Funds Services (the "Administrator") have entered into an Administration Agreement. Effective January 1, 2006, under the terms of the Administration Agreement, the Administrator is entitled to an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Trust as follows: 0.06% up to $1 billion; 0.05% of the assets exceeding $1 billion up to $2 billion; 0.04% of the assets exceeding $2 billion up to $3 billion; 0.03% of the assets exceeding $3 billion up to $4 billion; and 0.02% of the assets exceeding $4 billion. The Trust is subject to a minimum annual fee of $165,000 for all portfolios and classes in existence on the agreement date increased by $80,000 for any portfolio created thereafter and increased by $20,000 for each new class in excess of two added after the agreement date.

The Trust has adopted a Shareholder Service Plan and Agreement for Investor Class shares that allows the Trust to pay broker-dealers and other financial intermediaries a fee of up to 0.25% per annum of average daily net assets for services provided to Investor Class shareholders. For the fiscal period ended September 30, 2007, the Investor Class paid 0.22% of average daily net assets under this plan.

The Trust and SEI Investments Distribution Co. (the "Distributor") have entered into a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

The officers of the Trust are also officers or employees of the Administrator, Distributor or Investment Adviser. They receive no fees for serving as officers of the Trust.


--------------------------------------------------------------------------------
20                       CAUSEWAY EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, during the fiscal period ended September 30, 2007, for the Fund were as follows:

                   Purchases              Sales
                     (000)                (000)
                   -----------------------------
                    $34,696              $12,114
                   -----------------------------

5. RISKS OF FOREIGN INVESTING

The Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the U.S. as a result of, among other factors, the possibility of future social, political and economic developments and the level of governmental supervision and regulation of securities markets in different foreign countries. These risks are higher for emerging markets investments.

6. FEDERAL TAX INFORMATION

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to qualify as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The Fund may be subject to taxes imposed by countries in which it invests in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned.

Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the Fund on the sale of securities in certain countries are subject to non-U.S. taxes. The Fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the fiscal period ended September 30, 2007, non-U.S. taxes paid on realized gains were $0. As of September 30, 2007, non-U.S. taxes accrued on unrealized gains were $7,461.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles in the United States of America. These book/tax differences are either temporary or permanent in nature. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions made during the year may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

Accordingly, the following permanent differences, which are primarily due to realized losses on foreign currency transactions and reclasses of


--------------------------------------------------------------------------------
                         CAUSEWAY EMERGING MARKETS FUND                       21

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


realized gains from passive foreign investment companies, were reclassified to/(from) the following accounts as of September 30, 2007 (000):

            Undistributed     Accumulated
            Net Investment   Net Realized
                Income           Gain
       ---------------------------------------
                 $(16)            $16
       ---------------------------------------

These reclassifications had no impact on net assets or net asset value per share.

As of September 30, 2007, the components of distributable income on a tax basis were as follows (000):

Undistributed                  Post-October       Total
   Ordinary      Unrealized      Currency     Distributable
    Income      Appreciation      Losses          Income
-----------------------------------------------------------
     $699          $3,610          $(26)          $4,283
-----------------------------------------------------------

Post-October currency losses represent losses realized on currency transactions from March 30, 2007 through September 30, 2007 that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

At September 30, 2007, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investment securities for the Fund were as follows (000):

                                            Net
 Federal   Appreciated   Depreciated    Unrealized
Tax Cost    Securities    Securities   Appreciation
---------------------------------------------------
 $23,205      $4,070        $(454)        $3,616
---------------------------------------------------

7. CAPITAL SHARES ISSUED AND REDEEMED (000)

                                                                                    3/30/07(1) to
                                                                                      9/ 30/07
                                                                            ----------------------------
                                                                                 SHARES       VALUE
                                                                               ----------   ---------
INSTITUTIONAL CLASS:
Shares Sold                                                                         1,736   $  19,177
Shares Redeemed                                                                       (49)       (590)
                                                                               ----------   ---------
Increase in Shares Outstanding Derived from Institutional Class Transactions        1,687      18,587
                                                                               ----------   ---------
INVESTOR CLASS:
Shares Sold                                                                           348       4,127
Shares Redeemed                                                                        (8)       (104)
                                                                               ----------   ---------
Increase in Shares Outstanding Derived from Investor Class Transactions               340       4,023
                                                                               ----------   ---------
Increase in Shares Outstanding from Capital Share Transactions                      2,027   $  22,610
                                                                               ==========   =========

(1) Commencement of operations.


--------------------------------------------------------------------------------
22                       CAUSEWAY EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)


8. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. Adoption of FIN 48 is required for fiscal years beginning after December 31, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission guidance allows implementing FIN 48 in fund asset calculations as late as the fund's last net asset value calculation in the first required financial statement reporting period. The Fund adopted FIN 48 at inception which resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value. As of and during the period ended September 30, 2007, the Fund did not have a liability for any unrecognized tax benefits.

In September 2006, the FASB issued Statement on Financial Accounting Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, management does not believe that the adoption of SFAS No. 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


--------------------------------------------------------------------------------
                         CAUSEWAY EMERGING MARKETS FUND                       23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees and Shareholders of Causeway Emerging Markets Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Causeway Emerging Markets Fund (the "Fund") at September 30, 2007, and the results of its operations, for the period March 30, 2007 (commencement of operations) through September 30, 2007, the changes in its net assets and the financial highlights, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at September 30, 2007 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
November 20, 2007


--------------------------------------------------------------------------------
24                       CAUSEWAY EMERGING MARKETS FUND

NOTICE TO SHAREHOLDERS (Unaudited)


The information set forth below is for the Fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in early 2008. Please consult your tax adviser for proper treatment of this information.

For the fiscal period ended September 30, 2007, the Fund is designating the following items with regard to distributions paid during the year:

      (A)             (B)            (C)            (D)              (E)

   Long Term        Ordinary                                     Dividends (1)
 Capital Gains       Income      Tax Exempt        Total        for Corporate
 Distributions   Distributions  Distributions  Distributions  Dividends Received
  (Tax Basis)     (Tax Basis)    (Tax Basis)    (Tax Basis)       Deduction
---------------  -------------  -------------  -------------  ------------------
     0.00%          100.00%         0.00%         100.00%           0.00%

      (F)             (G)            (H)            (I)

  Qualifying                                     Qualified
Dividend Income     Foreign       Qualified     Short-Term
 (15% Tax Rate        Tax         Interest        Capital
   for QDI)          Credit        Income          Gain
---------------  -------------  -------------  -------------
    13.93%          100.00%         0.00%          0.00%

Foreign taxes accrued during the fiscal period ended September 30, 2007, amounted to $24,913 and are expected to be passed through to shareholders as foreign tax credits on Form 1099 - Dividend for the year ending December 31, 2007. In addition, for the fiscal period ended September 30, 2007, gross income derived from sources within foreign countries amounted to $226,921 for the Fund.

(1) Qualifying Dividends represent dividends which qualify for the corporate dividends received deduction.
Items (A), (B), (C) and (D) are based on a percentage of the Fund's total distribution.
Item (E) is based on a percentage of ordinary income distributions of the Fund. Item (F) represents the amount of "Qualifying Dividend Income" as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the Fund's intention to designate the maximum amount permitted by the law up to 100%.
Item (G) is based on a percentage of ordinary income distributions of the Fund. Item (H) is the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.
Item (I) is the amount of "Qualifying Short-Term Capital Gain" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.


--------------------------------------------------------------------------------
                         CAUSEWAY EMERGING MARKETS FUND                       25

TRUSTEE AND OFFICER INFORMATION (Unaudited)

Information pertaining to the Trustees and officers of the Trust is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Board Members." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Board Members." The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-947-7000.

------------------------------------------------------------------------------------------------------------------------------------
                                        TERM OF                                                     NUMBER OF
                                        OFFICE                                                      PORTFOLIOS
                                          AND                        PRINCIPAL                       IN TRUST            OTHER
     NAME             POSITION(S)      LENGTH OF                   OCCUPATION(S)                     COMPLEX         DIRECTORSHIPS
   ADDRESS,          HELD WITH THE       TIME                       DURING PAST                    OVERSEEN BY          HELD BY
     AGE 1              COMPANY        SERVED 2                      FIVE YEARS                   BOARD MEMBER 3     BOARD MEMBER 4
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
Peter G. Allen       Trustee          Since 2/04     President, Haven Partners (private equity          2          None
Age: 49                                              and financial advisory firm) (since 1998).

John A. G. Gavin     Trustee          Since 9/01     Chairman, Gamma Holdings (international            2          Director/Trustee
Age: 76                                              consulting and investment holding company)                    TCW Funds, Inc.,
                                                     (since 1968); Senior Counselor, Hicks                         TCW Strategic
                                                     TransAmerica Partners (private equity                         Income Fund,
                                                     investment firm) (since 2001).                                Inc., Hotchkis
                                                                                                                   and Wiley Funds
                                                                                                                   and Claxson, S.A.

Eric H. Sussman      Trustee          Since 9/01     Tenured Lecturer, Anderson Graduate                2          Trustee, Presidio
Age: 41                                              School of Management, University of                           Funds
                                                     California, Los Angeles (since 1995);
                                                     President, Amber Capital, Inc. (real
                                                     estate investment and financial planning
                                                     firm) (since 1993).


--------------------------------------------------------------------------------
26                       CAUSEWAY EMERGING MARKETS FUND

TRUSTEE AND OFFICER INFORMATION (Unaudited)
(CONTINUED)


------------------------------------------------------------------------------------------------------------------------------------
                                        TERM OF                                                     NUMBER OF
                                         OFFICE                                                     PORTFOLIOS
                                          AND                        PRINCIPAL                       IN TRUST            OTHER
      NAME            POSITION(S)      LENGTH OF                   OCCUPATION(S)                     COMPLEX         DIRECTORSHIPS
    ADDRESS,         HELD WITH THE        TIME                      DURING PAST                    OVERSEEN BY          HELD BY
     AGE 1              COMPANY         SERVED 2                    FIVE YEARS                    BOARD MEMBER 3    BOARD MEMBER 4
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
Turner Swan          President and    Since 8/01     General Counsel and Member of the                 N/A                N/A
11111 Santa          Secretary                       Adviser (since 2001).
Monica Blvd.,
Suite 1500,
Los Angeles, CA
90025
Age: 45

Gracie V. Fermelia   Chief            CCO (since     Chief Compliance Officer of the Adviser           N/A                N/A
11111 Santa          Compliance       7/05); Asst.   (since July 2005); Chief Operating Officer
Monica Blvd.,        Officer and      Sect. (since   and Member of the Adviser (since 2001).
Suite 1500,          Assistant        8/01)
Los Angeles, CA      Secretary
90025
Age: 46

Michael Lawson       Treasurer        Since 7/05     Director of the Administrator's Fund              N/A                N/A
One Freedom                                          Accounting department (since July 2005);
Valley Drive                                         Manager in the Administrator's Fund
Oaks, PA 19456                                       Accounting department (November 1998
Age: 46                                              to July 2005).

Timothy D. Barto     Vice President   Since 9/01     Vice President and Assistant                      N/A                N/A
One Freedom          and Assistant                   Secretary of the Administrator (since
Valley Drive         Secretary                       December 1999).
Oaks, PA 19456
Age: 39


--------------------------------------------------------------------------------
                         CAUSEWAY EMERGING MARKETS FUND                       27

TRUSTEE AND OFFICER INFORMATION (Unaudited)
(CONCLUDED)

------------------------------------------------------------------------------------------------------------------------------------
                                        TERM OF                                                     NUMBER OF
                                         OFFICE                                                     PORTFOLIOS
                                          AND                        PRINCIPAL                       IN TRUST            OTHER
      NAME            POSITION(S)      LENGTH OF                   OCCUPATION(S)                     COMPLEX         DIRECTORSHIPS
    ADDRESS,         HELD WITH THE        TIME                      DURING PAST                    OVERSEEN BY          HELD BY
     AGE 1              COMPANY         SERVED 2                    FIVE YEARS                    BOARD MEMBER 3    BOARD MEMBER 4
------------------------------------------------------------------------------------------------------------------------------------
James Ndiaye         Vice President   Since 10/04    Vice President and Assistant                      N/A                N/A
One Freedom          and Assistant                   Secretary of the Administrator
Valley Drive         Secretary                       (since October 2004); General Counsel,
Oaks, PA 19456                                       Citco Mutual Fund Services (2003-2004);
Age: 39                                              Vice President and Associate Counsel,
                                                     OppenheimerFunds (2001-2003);


Michael Pang         Vice President   Since 7/05     Attorney of the Administrator (since 2005);       N/A                N/A
One Freedom          and Assistant                   Counsel, Caledonian Bank & Trust Mutual
Valley Drive         Secretary                       Fund Group (2004). Counsel, Permal
Oaks, PA 19456                                       Asset Management (2001-2004).
Age: 35

Sofia Rosala         Vice President   Since 7/05     Corporate Counsel of the Administrator            N/A                N/A
One Freedom          and Assistant                   (since 2004); Compliance Officer, SEI
Valley Drive         Secretary                       Investments Company (2001-2004).


--------------------
1 Each Trustee may be contacted by writing to the Trustee c/o Causeway Capital Management Trust, One Freedom Valley Drive, Oaks, PA 19456.

2 Each Trustee shall hold office during the lifetime of the Trust or until his or her sooner resignation, retirement, removal, death or incapacity in accordance with the Trust's Declaration of Trust. The president, treasurer and secretary shall hold office at the pleasure of the Board of Trustees or until he or she sooner resigns in accordance with the Trust's Bylaws.

3 The "Trust Complex" consists of all registered investment companies for which Causeway Capital Management LLC serves as investment adviser. As of September 30, 2007, the Trust Complex consisted of one investment company.

4 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.




--------------------------------------------------------------------------------
28                       CAUSEWAY EMERGING MARKETS FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)


All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that the Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for the Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess the Fund's comparative cost by comparing the hypothetical result for the Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT the Fund's actual return -- the account values shown may not apply to your specific investment.


--------------------------------------------------------------------------------
                         CAUSEWAY EMERGING MARKETS FUND                       29

DISCLOSURE OF FUND EXPENSES (Unaudited)
(CONCLUDED)


                                 BEGINNING    ENDING                  EXPENSES
                                  ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                   VALUE       VALUE       EXPENSE     DURING
                                   4/1/07     9/30/07      RATIOS     PERIOD*
--------------------------------------------------------------------------------
CAUSEWAY EMERGING MARKETS FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class              $1,000.00   $1,330.00      1.35%       $7.89
HYPOTHETICAL 5% RETURN
Institutional Class              $1,000.00   $1,018.30      1.35%       $6.83
--------------------------------------------------------------------------------
CAUSEWAY EMERGING MARKETS FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Investor Class                   $1,000.00   $1,333.00      1.58%       $9.24
HYPOTHETICAL 5% RETURN
Investor Class                   $1,000.00   $1,017.15      1.58%       $7.99
--------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).




--------------------------------------------------------------------------------
30                       CAUSEWAY EMERGING MARKETS FUND

                                     NOTES

--------------------------------------------------------------------------------


INVESTMENT ADVISER:

Causeway Capital Management LLC
11111 Santa Monica Boulevard
Suite 1500
Los Angeles, CA 90025

DISTRIBUTOR:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

TO OBTAIN MORE INFORMATION:

Call 1-866-947-7000 or visit us online at www.causewayfunds.com

This material must be preceded or accompanied by a current prospectus.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-947-7000; and (ii) on the Commission's website at http://www.sec.gov.


--------------------------------------------------------------------------------
                                                                 CCM-AR-002-0100
--------------------------------------------------------------------------------
                         CAUSEWAY EMERGING MARKETS FUND

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is Eric Sussman. Mr. Sussman is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Aggregate fees billed to the registrant for professional services rendered by the registrant's principal accountant for the fiscal years ended September 30, 2007 and 2006 were as follows:

------------------ ----------------- -----------------
                         2007              2006
------------------ ----------------- -----------------
(a)     Audit      $82,400           $44,500
        Fees
------- ---------- ----------------- -----------------
(b)     Audit-     None              None
        Related
        Fees
------- ---------- ----------------- -----------------
(c)     Tax        $13,500           $6,750
        Fees(1)
------- ---------- ----------------- -----------------
(d)     All        None              None
        Other
        Fees
------- ---------- ----------------- -----------------


Note:
     (1) Tax fees include amounts related to tax return reviews.

(e)(1) The registrant's audit committee has adopted a charter that requires it to pre-approve the engagement of auditors to (i) audit the registrant's financial statements, (ii) provide other audit or non-audit services to the registrant, or (iii) provide non-audit services to the registrant's investment adviser if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) 100% of the services described in paragraph (c) of this Item was approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. No services included in paragraphs (b) and (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For the fiscal year ended September 30, 2007, the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant and the registrant's investment adviser were $13,500 and $53,520, respectively. For the fiscal year ended September 30, 2006, the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant and the registrant's investment adviser were $6,750 and $49,500, respectively.

(h) The audit committee considered whether the provision of non-audit services rendered to the registrant's investment adviser by the registrant's principal accountant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X was compatible with maintaining the principal accountant's independence.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant does not have procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   Causeway Capital Management Trust


By (Signature and Title)*                      /s/ Turner Swan
                                               ---------------
                                               Turner Swan, President

Date: December 6, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                      /s/ Turner Swan
                                               ---------------
                                               Turner Swan, President


Date: December 6, 2007


By (Signature and Title)*                      /s/ Michael Lawson
                                               ------------------
                                               Michael Lawson, Treasurer


Date: December 6, 2007


* Print the name and title of each signing officer under his or her signature.